Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006

Telephone 202.822.9611

Fax 202.822.0140

www.stradley.com

Jessica D. Burt, Esquire 202.419.8409 jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

May 12, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the "Registrant")
File Nos. 002-73024 and 811-03213
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "1933 Act"), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the "XBRL Exhibits"). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the Prospectus dated April 29, 2020, relating to the Amundi NVIT Multi Sector Bond Fund, DoubeLine NVIT Total Return Tactical Fund, Federated NVIT High Income Bond Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund, and NVIT Short Term Bond Fund, each a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 23, 2020 (SEC Accession No. 0001683863-20-004968) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt

Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership

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